Leases - Schedule of Carrying Amounts of ROU Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment Table [Line Items]
Right-of-use assets	$ 569	$ 498	$ 335
Land and improvements
Disclosure Of Property Plant And Equipment Table [Line Items]
Right-of-use assets	60	63
Building and leasehold improvements and equipment
Disclosure Of Property Plant And Equipment Table [Line Items]
Right-of-use assets	$ 509	$ 435